EARNINGS PER SHARE - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income attributable to shareholders of Tricon from continuing operations	$ 114,190	$ 773,835
Adjustment for preferred units interest expense - net of tax	0	18,410
Fair value gain on exchange and prepayment options of preferred units	0	(175,848)
Adjusted net income attributable to shareholders of Tricon from continuing operations	114,190	616,397
Net income attributable to shareholders of Tricon from discontinued operations	0	35,106
Adjusted net income attributable to shareholders of Tricon	$ 114,190	$ 651,503
Weighted average number of common shares outstanding (in shares)	273,657,451	274,483,264
Adjustments for stock compensation (in shares)	1,886,348	1,790,235
Adjustments for preferred units (in shares)	0	34,826,994
Weighted average number of common shares outstanding for diluted earnings per share (in shares)	275,543,799	311,100,493
Diluted earnings per share
Continuing operations (in dollars per share)	$ 0.41	$ 1.98
Discontinued operations (in dollars per share)	0	0.11
Diluted earnings per share attributable to shareholders of Tricon (in dollars per share)	$ 0.41	$ 2.09